Trade Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [line items]
Summary of Trade Receivables

	June 30, 2026	December 31, 2025
Trade receivables	97,424	104,817
Less: allowance for expected credit losses	(1,112)	(1,295)
Trade receivables—net	96,312	103,522

Summary of Carrying Amounts By Currency

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	June 30, 2026	December 31, 2025
EUR	32,190	30,788
GBP	18,676	21,155
USD	17,258	20,116
CNY	14,617	17,956
SEK	2,480	4,430
Other	11,091	9,077
Total	96,312	103,522